Convertible Preferred Stock (Details) - Blade Therapeutics, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock (Details) [Line Items]
Implement reorganization of voting power, percentage	50.00%
Indebtedness		$ 1,000,000
Per share (in Dollars per share)	$ 1.141
Percentage of liquidation	50.00%
Conversion of price per share (in Shares)	49,776,337	30,830,292
Offering price per share (in Dollars per share)	$ 3
Aggregate gross proceeds	$ 40,000,000
Initial business combination	$ 50,000,000
Business Combination [Member]
Convertible Preferred Stock (Details) [Line Items]
Voting power, percentage	50.00%
Common Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Per share (in Dollars per share)	$ 3
Convertible Preferred Stock Series A [Member]
Convertible Preferred Stock (Details) [Line Items]
Noncumulative cash dividends	$ 0.09
Per share (in Dollars per share)	$ 1
Conversion of price per share (in Shares)	1
Convertible Preferred Stock Series A [Member] | Common Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Per share (in Dollars per share)	$ 1.055
Convertible Preferred Stock Series B [Member]
Convertible Preferred Stock (Details) [Line Items]
Noncumulative cash dividends	$ 0.07
Conversion of price per share (in Shares)	1.055
Convertible Preferred Stock Series C [Member]
Convertible Preferred Stock (Details) [Line Items]
Noncumulative cash dividends	$ 0.1
Conversion of price per share (in Shares)	1.141
Series C-1 Convertible Preferred Stock [Member]
Convertible Preferred Stock (Details) [Line Items]
Noncumulative cash dividends	$ 0.1
Conversion of price per share (in Shares)	1.141